UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	March 31, 2008


Check here if Amendment []		Amendment Number:
	This Amendment (Check only one):	[ ] is a restatement.
							[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:				Connor, Clark & Lunn Investment Management Partnership
				2200-1111 West Georgia Street
				Vancouver, British Columbia V6E 4M3

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:			Gord MacDougall
Title:		Partner
Phone:		(604) 643-3155

Signature, place, and Date of Signing:

	"Gord MacDougall"	Vancouver, B.C. Canada	March 31, 2008
	[Signature]		[City, State]			[Date]

Report Type	(Check only one):

[X]	13F HOLDINGS REPORT.  (Check here if all holdings of this
reporting manager are reported in this report.
[ ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:				None

Form 13F Information Table Entry Total:		103,915,910

Form 13F Information Table Value Total:		$5,413,679,080


List of Other Included Managers:

	NONE